Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Total Revenues	$ 559,386	$ 882,011	$ 13,391,492
Less: revenues from discontinued operations			(329,119)
Revenues from continuing operations	559,386	882,011	13,062,373
Medical Devices [Member]
Concentration Risk [Line Items]
Total Revenues	221,414	827,032	1,305,372
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Total Revenues			5,956
Mobile Medicine [Member]
Concentration Risk [Line Items]
Total Revenues	120,930	54,979	12,080,164
OSAS Service [Member]
Concentration Risk [Line Items]
Total Revenues	$ 217,042